Inventories - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Opening balance	$ (127,662)	$ (109,549)	$ (131,526)
Additions	(18,236)	(58,437)	(9,748)
Increase due to business combination	0	(2,837)
Foreign currency translation	(3,591)	(1,449)	(122)
Effect of change of control in subsidiaries	0		20,075
Other	20,692	44,610	11,772
Closing balance	(128,797)	(127,662)	(109,549)
Inventories adjustment	$ 133,164	$ 23,785	$ 9,017